EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Schedule of Total Operating Expenses by Nature

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Raw materials and consumables used	(3,535)	(3,561)	(3,197)
Employee benefit expenses	(1,038)	(927)	(907)
Energy costs	(162)	(140)	(138)
Sub-contractors	(100)	(92)	(99)
Freight out costs	(156)	(143)	(124)
Professional fees	(97)	(74)	(77)
Lease expenses	(13)	(31)	(27)
Depreciation and amortization	(256)	(197)	(171)
Other operating expenses	(276)	(271)	(229)
Other gains / (losses) - net	(19)	154	70
Total operating expenses	(5,652)	(5,282)	(4,899)